UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1.                                                         Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (unaudited)
as of September 30, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.64
HOTELS, RESTAURANTS & LEISURE
350	MCDONALD’S CORP.	33,674
		33,674	1.64

CONSUMER STAPLES			4.46
FOOD & STAPLES RETAILING
1,150	SAFEWAY INC.	36,789
		36,789	1.79

FOOD PRODUCTS
650	GENERAL MILLS INC.	31,148
		31,148	1.52

HOUSEHOLD PRODUCTS
250	KIMBERLY-CLARK CORP.	23,555
		23,555	1.15

ENERGY			1.48
OIL, GAS & CONSUMABLE FUELS
250	CHEVRON CORP.	30,375
		30,375	1.48

HEALTH CARE			1.58
PHARMACEUTICALS
300	ELI LILLY & CO.	15,099
200	JOHNSON & JOHNSON	17,338
		32,437	1.58

INDUSTRIALS			0.88
INDUSTRIAL CONGLOMERATES
150	3M COMPANY	17,912
		17,912	0.87

INFORMATION TECHNOLOGY			1.87
SOFTWARE
1,150	MICROSOFT CORP.	38,307
		38,307	1.87

TELECOMMUNICATION SERVICES			1.65
DIVERSIFIED TELECOM. SERVICES
1,000	AT&T INC.	33,820
		33,820	1.65

UTILITIES			4.14
ELECTRIC UTILITIES
1,000	PPL CORP.	30,380
650	SOUTHERN CO.	26,767
		57,147	2.79

MULTI-UTILITIES
500	CONSOLIDATED EDISON INC.	27,570
		27,570	1.35

TOTAL COMMON STOCK (Cost: $266,461)		362,732	17.70

US GOVT SECURITIES
US GOVERNMENT AGENCY			61.48
US GOVERNMENT AGENCY
400,000	FEDERAL HOME LOAN MTG CORP. 2.25% 01/23/17	402,608
100,000	FEDERAL HOME LOAN BANK 1.375% 05/28/14	100,821
100,000	FEDERAL HOME LOAN BANK 0.19% 06/26/14	100,038
100,000	FEDERAL HOME LOAN BANK 3.25% 09/12/14	102,920
100,000	FEDERAL HOME LOAN BANK 0.65% 04/30/15	100,292
400,000	FEDERAL HOME LOAN BANK 2.05% 02/18/21 STEP	403,401
50,000	FEDERAL NATL MTG ASSOC. 0.50% 09/25/15	50,041
		1,260,119	61.48

TOTAL US GOVT SECURITIES (Cost: $1,259,899)		1,260,119	61.48

SHORT-TERM INVESTMENTS
MONEY MARKET			1.20
SHORT-TERM INVESTMENTS
24,521	UMB MONEY MARKET FIDUCIARY	24,521
		24,521	1.20

US TREASURY BILL			19.51
US TREASURY BILL
100,000	US TREASURY BILL 10/10/13	100,000
200,000	US TREASURY BILL 11/07/13	199,995
100,000	US TREASURY BILL 12/12/13	99,998
		399,992	19.51

TOTAL SHORT-TERM INVESTMENTS (Cost: $424,510)		424,513	20.71

TOTAL INVESTMENT IN SECURITIES (Cost: $1,950,870)		2,047,365	99.89

OTHER ASSETS LESS LIABILITIES		2,338	0.11

TOTAL NET ASSETS		2,049,702	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of September 30, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.97
DISTRIBUTORS
1,750	GENUINE PARTS CO.	141,558
		141,558	1.41

HOTELS, RESTAURANTS & LEISURE
1,650	MCDONALD’S CORP.	158,747
		158,747	1.58

LEISURE EQUIPMENT & PRODUCTS
3,500	MATTEL INC.	146,510
		146,510	1.46

MEDIA
2,400	OMNICOM GROUP INC.	152,256
		152,256	1.52

CONSUMER STAPLES			6.68
BEVERAGES
4,000	COCA-COLA CO.	151,520
		151,520	1.51

FOOD & STAPLES RETAILING
4,000	SYSCO CORP.	127,320
2,200	WAL-MART STORES INC.	162,712
		290,032	2.89

HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	143,621
		143,621	1.43

TOBACCO
2,500	ALTRIA GROUP INC.	85,875
		85,875	0.85

ENERGY			3.49
ENERGY EQUIPMENT & SERVICES
2,000	SCHLUMBERGER LTD	176,720
		176,720	1.76

OIL, GAS & CONSUMABLE FUELS
2,500	CONOCOPHILLIPS	173,775
		173,775	1.73

HEALTH CARE			4.74
PHARMACEUTICALS
3,500	ABBVIE INC.	156,555
1,750	JOHNSON & JOHNSON	151,708
4,361	PFIZER INC.	125,204

1,374	ZOETIS INC.	42,759
		476,226	4.74

INDUSTRIALS			6.46
AEROSPACE & DEFENSE
1,750	HONEYWELL INT’L INC.	145,320
		145,320	1.45

AIR FREIGHT & LOGISTICS
750	UNITED PARCEL SERVICE INC. B	68,528
		68,528	0.68

COMMERCIAL SERVICES & SUPPLIES
7,000	PITNEY BOWES INC.	127,330
4,000	WASTE MANAGEMENT INC.	164,960
		292,290	2.91

INDUSTRIAL CONGLOMERATES
6,000	GENERAL ELECTRIC CO.	143,340
		143,340	1.43

INFORMATION TECHNOLOGY			5.28
COMMUNICATIONS EQUIPMENT
7,000	CISCO SYSTEMS INC.	163,940
		163,940	1.63

IT SERVICES
1,300	AUTOMATIC DATA PROCESSING INC.	94,094
		94,094	0.94

SEMICONDUCTORS & EQUIPMENT
5,000	INTEL CORP.	114,600
		114,600	1.14

SOFTWARE
4,750	MICROSOFT CORP.	158,223
		158,223	1.57

MATERIALS			1.75
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	175,680
		175,680	1.75

TELECOMMUNICATION SERVICES			4.97
DIVERSIFIED TELECOM. SERVICES
4,750	AT&T INC.	160,645
3,500	VERIZON COMMUNICATIONS INC.	163,310
		323,955	3.22

WIRELESS TELECOM. SERVICES
5,000	VODAFONE GROUP PLC	175,900
		175,900	1.75

UTILITIES			5.43
ELECTRIC UTILITIES
2,000	DUKE ENERGY CORP.	133,560
		133,560	1.33

MULTI-UTILITIES
2,500	DOMINION RESOURCES INC.	156,200
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	131,720
4,500	XCEL ENERGY INC.	124,245
		412,165	4.10

TOTAL COMMON STOCK (Cost: $3,493,057)		4,498,433	44.77

CORPORATE BOND
CONSUMER DISCRETIONARY			5.51
HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	116,898
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	102,622
100,000	WYNN LAS VEGAS LLC 7.75% 08/15/20	112,250
		331,770	3.30

HOUSEHOLD DURABLES
100,000	MDC HOLDINGS INC. 5.375% 12/15/14	104,973
		104,973	1.04

MEDIA
100,000	TIME WARNER CABLE INC. 8.75% 02/14/19	117,651
		117,651	1.17

ENERGY			2.17
ENERGY EQUIPMENT & SERVICES
100,000	SESI LLC 6.375% 05/01/19	105,750
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	112,100
		217,850	2.17

FINANCIALS			17.62
CAPITAL MARKETS
95,000	GOLDMAN SACHS GROUP INC. 5.00% 10/01/14	98,979
100,000	GOLDMAN SACHS GROUP INC. 08/26/20 FLOAT	98,404
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	111,746
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	107,324
100,000	MORGAN STANLEY 09/30/17 FLOAT	102,949
		519,401	5.17

CONSUMER FINANCE
106,000	HSBC 11/10/13 FLOAT	105,967
		105,967	1.05

DIVERSIFIED FINANCIAL SERVICES
100,000	BANK OF AMERICA 09/28/20 FIX-FLOAT	97,816
100,000	ICAHN ENTERPRISES 7.75% 01/15/16	103,250
100,000	JPMORGAN CHASE & CO. 09/01/15 FLOAT	100,075
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	108,313
		409,454	4.08

INSURANCE
100,000	AMERICAN INT’L GROUP 4.25% 09/15/14	103,273
115,000	GENWORTH FINANCIAL INC. 8.625% 12/15/16	136,432
100,000	PRUDENTIAL FINANCIAL INC. 11/02/20 FLOAT	105,872
		345,578	3.44

REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	51,285

105,000	HOSPITALITY PROPERTIES TRUST 6.70% 01/15/18	117,793
100,000	HRPT PROPERTIES 6.25% 08/15/16	107,074
100,000	PROLOGIS 6.25% 03/15/17	113,492
		389,644	3.88

HEALTH CARE			2.16
HEALTH CARE PROVIDERS & SERVICES
100,000	SENIOR HOUSING PROP TRUST 4.30% 01/15/16	103,761
		103,761	1.03

PHARMACEUTICALS
105,000	WARNER CHILCOTT CO LLC 7.75% 09/15/18	113,925
		113,925	1.13

INDUSTRIALS			7.49
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	51,983
		51,983	0.52

BUILDING PRODUCTS
104,000	MASCO CORP. 4.80% 06/15/15	108,680
115,000	OWENS CORNING INC. 9.00% 06/15/19	139,850
		248,530	2.47

MACHINERY
100,000	CNH AMERICA LLC 7.25% 01/15/16	109,750
100,000	HARSCO CORP. 5.75% 05/15/18	106,483
115,000	JOY GLOBAL INC. 6.00% 11/15/16	128,926
		345,159	3.44

TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	106,500
		106,500	1.06

INFORMATION TECHNOLOGY			4.22
COMPUTERS & PERIPHERALS
80,000	LEXMARK INT’L INC. 6.65% 06/01/18	88,428
		88,428	0.88

ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	116,494
100,000	INGRAM MICRO INC. 5.25% 09/01/17	106,193
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	113,250
		335,937	3.34

MATERIALS			5.98
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	108,500
100,000	PETROHAWK ENERGY CORP. 7.25% 08/15/18	108,500
100,000	PLAINS EXPLORATION & PRO 7.625% 04/01/20	109,537
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	164,767
		491,304	4.89

PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	109,875
		109,875	1.09

TELECOMMUNICATION SERVICES			1.41
DIVERSIFIED TELECOM. SERVICES
133,588	BELLSOUTH TELECOM. 6.30% 12/15/15	141,690
		141,690	1.41

UTILITIES			1.58
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	53,888
		53,888	0.54

MULTI-UTILITIES
100,000	OGE ENERGY CORP. 5.00% 11/15/14	104,059
		104,059	1.04

TOTAL CORPORATE BOND (Cost: $4,753,051)		4,837,327	48.14

PREFERRED STOCK
FINANCIALS			0.74
INSURANCE
3,000	METLIFE INC. 6.50% PFD	74,670
		74,670	0.74

TOTAL PREFERRED STOCK (Cost: $75,000)		74,670	0.74

SHORT-TERM INVESTMENTS
MONEY MARKET			5.38
SHORT-TERM INVESTMENTS
540,248	UMB MONEY MARKET FIDUCIARY	540,248
		540,248	5.38

TOTAL SHORT-TERM INVESTMENTS (Cost: $540,248)		540,248	5.38

TOTAL INVESTMENT IN SECURITIES (Cost: $8,861,356)		9,950,678	99.03

OTHER ASSETS LESS LIABILITIES		97,045	0.97

TOTAL NET ASSETS		10,047,723	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of September 30, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			9.43
HOTELS, RESTAURANTS & LEISURE
1,900	MCDONALD’S CORP.	182,799
		182,799	1.85

MEDIA
3,000	WALT DISNEY CO.	193,470
		193,470	1.96

SPECIALTY RETAIL
4,000	CONN’S INC. *	200,160
1,250	O’REILLY AUTOMOTIVE INC. *	159,488
		359,648	3.64

TEXTILES, APPAREL & LUXURY GOODS
1,650	PVH CORP.	195,839
		195,839	1.98

CONSUMER STAPLES			4.30
FOOD & STAPLES RETAILING
3,250	CVS CAREMARK CORP.	184,438
3,250	WAL-MART STORES INC.	240,370
		424,808	4.30

ENERGY			12.54
ENERGY EQUIPMENT & SERVICES
5,000	HALLIBURTON CO.	240,750
7,500	HELIX ENERGY SOLUTIONS GROUP INC. *	190,275
3,000	HORNBECK OFFSHORE SERVICES INC. *	172,320
3,100	NATIONAL OILWELL VARCO INC.	242,141
1,500	OIL STATES INT’L INC. *	155,190
4,000	TIDEWATER INC.	237,160
		1,237,836	12.54

FINANCIALS			6.96
COMMERCIAL BANKS
7,500	EAST WEST BANCORP INC.	239,625
		239,625	2.43

CONSUMER FINANCE
3,000	AMERICAN EXPRESS CO.	226,560
		226,560	2.30

DIVERSIFIED FINANCIAL SERVICES
4,250	JPMORGAN CHASE & CO.	219,683
		219,683	2.23

INDUSTRIALS			30.89
AIR FREIGHT & LOGISTICS
2,000	UNITED PARCEL SERVICE INC. B	182,740
		182,740	1.84

COMMERCIAL SERVICES & SUPPLIES
3,000	TEAM INC. *	119,250
		119,250	1.21

CONSTRUCTION & ENGINEERING
4,000	CHICAGO BRIDGE & IRON CO. N.V.	271,080
		271,080	2.75

INDUSTRIAL CONGLOMERATES
9,500	GENERAL ELECTRIC CO.	226,955
		226,955	2.30

MACHINERY
1,800	CUMMINS INC.	239,166
7,000	NAVISTAR INT’L CORP. *	255,360
3,800	WABTEC CORP.	238,906
		733,432	7.43

MARINE
3,000	KIRBY CORP. *	259,650
		259,650	2.63

ROAD & RAIL
8,500	CSX CORP.	218,790
2,500	GENESEE & WYOMING INC. *	232,425
1,900	KANSAS CITY SOUTHERN	207,784
		658,999	6.68

TRADING COMPANIES & DISTRIBUTORS
2,500	DXP ENTERPRISES INC. *	197,425
7,500	MRC GLOBAL INC. *	201,000
4,250	TAL INT’L GROUP INC.	198,603
		597,028	6.05

INFORMATION TECHNOLOGY			6.38
COMMUNICATIONS EQUIPMENT
3,750	QUALCOMM INC.	252,600
		252,600	2.56

COMPUTERS & PERIPHERALS
1,000	INT’L BUSINESS MACHINES CORP.	185,180
		185,180	1.88

SOFTWARE
5,750	MICROSOFT CORP.	191,533
		191,533	1.94

TOTAL COMMON STOCK (Cost: $4,753,172)		6,958,712	70.50

CORPORATE BOND
CONSUMER DISCRETIONARY			3.35
AUTO COMPONENTS
88,000	LEAR CORP. 7.875% 03/15/18	93,060
		93,060	0.94

MEDIA
110,000	TIME WARNER CABLE INC. 5.85% 05/01/17	119,624
100,000	WASHINGTON POST CO. 7.25% 02/01/19	117,866
		237,489	2.41

ENERGY			2.80
OIL, GAS & CONSUMABLE FUELS
150,000	PEABODY ENERGY CORP. 7.375% 11/01/16	167,625
100,000	TESORO CORP. 9.75% 06/01/19	109,250
		276,875	2.80

FINANCIALS			13.83
CAPITAL MARKETS
100,000	JEFFERIES GROUP INC. 5.50% 03/15/16	108,000
161,000	MORGAN STANLEY 07/01/14 FLOAT	160,686
		268,686	2.72

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	162,760
		162,760	1.65

DIVERSIFIED FINANCIAL SERVICES
100,000	BANK OF AMERICA 07/28/17 FLOAT	100,943
100,000	ICAHN ENTERPRISES 8.00% 01/15/18	104,750
100,000	LEUCADIA NATIONAL CORP. 8.125% 09/15/15	111,000
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	162,470
		479,162	4.85

INSURANCE
100,000	HARTFORD LIFE GLOBAL FUND 06/16/14 FLOAT	99,974
		99,974	1.01

REAL ESTATE INVESTMENT TRUSTS
100,000	DUPONT FABROS TECH LP 8.50% 12/15/17	105,750
140,000	HEALTH CARE REIT INC. 3.625% 03/15/16	146,840
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	102,570
		355,160	3.60

INDUSTRIALS			1.18
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	116,250
		116,250	1.18

INFORMATION TECHNOLOGY			4.62
COMPUTERS & PERIPHERALS
150,000	SEAGATE TECHNOLOGY 6.80% 10/01/16	169,500
		169,500	1.72

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	113,250
		113,250	1.15

IT SERVICES
150,000	COMPUTER SCIENCES CORP. 6.50% 03/15/18	173,069
		173,069	1.75

MATERIALS			3.32
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	110,556
		110,556	1.12

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	108,500
100,000	PETROHAWK ENERGY CORP. 7.25% 08/15/18	108,500
		217,000	2.20

TOTAL CORPORATE BOND (Cost: $2,792,736)		2,872,792	29.10

SHORT-TERM INVESTMENTS
MONEY MARKET			0.45
SHORT-TERM INVESTMENTS
44,449	UMB MONEY MARKET FIDUCIARY	44,449
		44,449	0.45

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,449)		44,449	0.45

TOTAL INVESTMENT IN SECURITIES (Cost: $7,590,357)		9,875,953	100.05

OTHER ASSETS LESS LIABILITIES		(4,475)	(0.05)

TOTAL NET ASSETS		9,871,478	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			18.97
AUTO COMPONENTS
1,550	JOHNSON CONTROLS INC.	64,325
		64,325	1.15

DISTRIBUTORS
1,000	GENUINE PARTS CO.	80,890
		80,890	1.45

DIVERSIFIED CONSUMER SERVICES
2,000	SOTHEBY’S	98,260
		98,260	1.76

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	192,420
		192,420	3.44

HOUSEHOLD DURABLES
1,350	BED BATH & BEYOND INC. *	104,436
		104,436	1.87

MEDIA
3,250	TIME WARNER INC.	213,883
		213,883	3.82

MULTILINE RETAIL
2,000	TARGET CORP.	127,960
		127,960	2.29

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	178,538
		178,538	3.19

CONSUMER STAPLES			18.36
BEVERAGES
5,120	COCA-COLA CO.	193,946
		193,946	3.47

FOOD & STAPLES RETAILING
5,500	SYSCO CORP.	175,065
2,950	WAL-MART STORES INC.	218,182
		393,247	7.03

FOOD PRODUCTS
1,140	KRAFT FOODS GROUP INC.	59,782
2,700	MONDELEZ INT’L INC.	84,834
		144,616	2.59

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	188,975
1,300	THE CLOROX CO.	106,236
		295,211	5.28

ENERGY			3.23
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	180,684
		180,684	3.23

FINANCIALS			14.85
CAPITAL MARKETS
4,000	LEGG MASON INC.	133,760
		133,760	2.39

COMMERCIAL BANKS
3,250	WELLS FARGO & CO.	134,290
		134,290	2.40

DIVERSIFIED FINANCIAL SERVICES
1,465	ING US INC.	42,793
		42,793	0.77

INSURANCE
2,400	AMERICAN INT’L GROUP INC.	116,712
2,000	BERKSHIRE HATHAWAY INC. B *	227,020
3,750	METLIFE INC.	176,063
		519,795	9.29

HEALTH CARE			6.80
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	104,300
		104,300	1.86

PHARMACEUTICALS
1,500	ABBOTT LABORATORIES	49,785
2,615	JOHNSON & JOHNSON	226,694
		276,479	4.94

INDUSTRIALS			20.73
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	166,080
		166,080	2.97

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	114,110
1,200	UNITED PARCEL SERVICE INC. B	109,644
		223,754	4.00

INDUSTRIAL CONGLOMERATES
9,200	GENERAL ELECTRIC CO.	219,788
		219,788	3.93

MACHINERY
1,400	DEERE & CO.	113,946
2,350	ILLINOIS TOOL WORKS INC.	179,235
1,250	SPX CORP.	105,800
2,500	TIMKEN CO.	151,000
		549,981	9.83

INFORMATION TECHNOLOGY			16.80
COMMUNICATIONS EQUIPMENT
6,500	CISCO SYSTEMS INC.	152,230
		152,230	2.72

COMPUTERS & PERIPHERALS
200	APPLE INC.	95,350
1,085	INT’L BUSINESS MACHINES CORP.	200,920
		296,270	5.30

IT SERVICES
220	MASTERCARD INC.	148,012
		148,012	2.65

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	128,352
		128,352	2.29

SOFTWARE
6,450	MICROSOFT CORP.	214,850
		214,850	3.84

TOTAL COMMON STOCK (Cost: $4,126,442)		5,579,147	99.75

SHORT-TERM INVESTMENTS
MONEY MARKET			0.03
SHORT-TERM INVESTMENTS
1,681	UMB MONEY MARKET FIDUCIARY	1,681
		1,681	0.03

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,681)		1,681	0.03

TOTAL INVESTMENT IN SECURITIES (Cost: $4,128,124)		5,580,828	99.78

OTHER ASSETS LESS LIABILITIES		12,533	0.22

TOTAL NET ASSETS		5,593,361	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			25.69
AUTO COMPONENTS
13,000	DANA HOLDING CORP.	296,920
4,300	LEAR CORP.	307,751
		604,671	8.98

SPECIALTY RETAIL
5,500	GAMESTOP CORP. A	273,075
2,000	O’REILLY AUTOMOTIVE INC. *	255,180
7,300	PENSKE AUTOMOTIVE GROUP INC.	311,929
		840,184	12.48

TEXTILES, APPAREL & LUXURY GOODS
2,400	PVH CORP.	284,856
		284,856	4.23

CONSUMER STAPLES			1.80
BEVERAGES
2,700	DR PEPPER SNAPPLE GROUP INC.	121,014
		121,014	1.80

ENERGY			21.98
ENERGY EQUIPMENT & SERVICES
9,800	HELIX ENERGY SOLUTIONS GROUP INC. *	248,626
21,000	ION GEOPHYSICAL CORP. *	109,200
7,000	MITCHAM INDUSTRIES INC. *	107,030
6,500	NOBLE CORP.	245,505
4,700	TIDEWATER INC.	278,663
		989,024	14.69

OIL, GAS & CONSUMABLE FUELS
9,000	CHESAPEAKE ENERGY CORP.	232,920
14,000	DENBURY RESOURCES INC. *	257,740
		490,660	7.29

FINANCIALS			2.67
COMMERCIAL BANKS
7,700	CATHAY GENERAL BANCORP	179,949
		179,949	2.67

INDUSTRIALS			45.62
AIRLINES
6,500	SPIRIT AIRLINES INC. *	222,755
		222,755	3.31

COMMERCIAL SERVICES & SUPPLIES
3,500	COPART INC. *	111,265
		111,265	1.65

CONSTRUCTION & ENGINEERING
5,400	CHICAGO BRIDGE & IRON CO. N.V.	365,958
6,000	KBR INC.	195,840
		561,798	8.35

MACHINERY
2,000	GRACO INC.	148,120
4,000	JOY GLOBAL INC.	204,160
10,500	NAVISTAR INT’L CORP. *	383,040
4,600	WABTEC CORP.	289,202
		1,024,522	15.22

ROAD & RAIL
4,000	GENESEE & WYOMING INC. *	371,880
2,700	KANSAS CITY SOUTHERN	295,272
3,600	LANDSTAR SYSTEM INC.	201,528
		868,680	12.91

TRADING COMPANIES & DISTRIBUTORS
10,500	MRC GLOBAL INC. *	281,400
		281,400	4.18

MATERIALS			3.82
CHEMICALS
3,000	H.B. FULLER CO.	135,570
		135,570	2.01

METALS & MINING
7,200	COMMERCIAL METALS CO.	122,040
		122,040	1.81

TOTAL COMMON STOCK (Cost: $4,561,902)		6,838,388	101.60

TOTAL INVESTMENT IN SECURITIES (Cost: $4,561,902)		6,838,388	101.60

OTHER ASSETS LESS LIABILITIES		(107,820)	(1.60)

TOTAL NET ASSETS		6,730,568	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			19.74
AUTO COMPONENTS
350,000	GENTHERM INC. *	6,678,000
		6,678,000	4.11

HOTELS, RESTAURANTS & LEISURE
380,000	BRAVO BRIO RESTAURANT GROUP INC. *	5,738,000
		5,738,000	3.53

SPECIALTY RETAIL
156,000	CONN’S INC. *	7,806,240
235,000	RUSH ENTERPRISES INC. *	6,229,850
235,000	SONIC AUTOMOTIVE INC.	5,593,000
		19,629,090	12.09

CONSUMER STAPLES			4.30
FOOD PRODUCTS
330,000	DARLING INT’L INC. *	6,982,800
		6,982,800	4.30

ENERGY			19.58
ENERGY EQUIPMENT & SERVICES
132,000	HORNBECK OFFSHORE SERVICES INC. *	7,582,080
345,000	MATRIX SERVICE CO. *	6,768,900
295,000	MITCHAM INDUSTRIES INC. *	4,510,550
135,000	NATURAL GAS SERVICES GROUP *	3,620,700
635,000	NORTH AMERICAN ENERGY PARTNERS INC. *	3,460,750
440,000	PARKER DRILLING CO. *	2,508,000
		28,450,980	17.52

OIL, GAS & CONSUMABLE FUELS
1,000,000	INFINITY ENERGY RESOURCES INC. *	3,330,000
		3,330,000	2.05

FINANCIALS			8.80
COMMERCIAL BANKS
250,000	BBCN BANCORP INC.	3,440,000
170,000	EAST WEST BANCORP INC.	5,431,500
		8,871,500	5.46

CONSUMER FINANCE
190,000	EZCORP INC. A *	3,207,200
69,602	REGIONAL MANAGEMENT CORP. *	2,213,344
		5,420,544	3.34

HEALTH CARE			3.92
HEALTH CARE EQUIPMENT & SUPPLIES
319,000	ROCHESTER MEDICAL CORP. *	6,367,240
		6,367,240	3.92

INDUSTRIALS			38.50
BUILDING PRODUCTS
165,595	INSTEEL INDUSTRIES INC.	2,666,080
		2,666,080	1.64

COMMERCIAL SERVICES & SUPPLIES
180,000	MOBILE MINI INC. *	6,130,800
150,000	TEAM INC. *	5,962,500
		12,093,300	7.45

CONSTRUCTION & ENGINEERING
543,100	FURMANITE CORP. *	5,376,690
		5,376,690	3.31

MACHINERY
170,000	NAVISTAR INT’L CORP. *	6,201,600
		6,201,600	3.82

MARINE
80,000	KIRBY CORP. *	6,924,000
		6,924,000	4.26

ROAD & RAIL
265,000	SAIA INC. *	8,262,700
1,275,000	VITRAN CORP. INC. *	6,298,500
		14,561,200	8.97

TRADING COMPANIES & DISTRIBUTORS
103,000	DXP ENTERPRISES INC. *	8,133,910
140,000	TAL INT’L GROUP INC.	6,542,200
		14,676,110	9.04

MATERIALS			2.09
METALS & MINING
200,000	SUNCOKE ENERGY INC. *	3,400,000
		3,400,000	2.09

TELECOMMUNICATION SERVICES			3.07
DIVERSIFIED TELECOM. SERVICES
500,000	PREMIERE GLOBAL SERVICES INC. *	4,980,000
		4,980,000	3.07

TOTAL COMMON STOCK (Cost: $95,972,056)		162,347,133	100.00

SHORT-TERM INVESTMENTS
MONEY MARKET			0.57
SHORT-TERM INVESTMENTS
919,432	UMB MONEY MARKET FIDUCIARY	919,432
		919,432	0.57

TOTAL SHORT-TERM INVESTMENTS (Cost: $919,432)		919,432	0.57

TOTAL INVESTMENT IN SECURITIES (Cost: $96,891,487)		163,266,565	100.57

OTHER ASSETS LESS LIABILITIES		(920,389)	(0.57)

TOTAL NET ASSETS		162,346,176	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates fair value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors to validate the quotations and prices are representative of fair value, including examining the source and nature of the quotations.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of September 30, 2013:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$30,375	$350,495	$1,237,836	$180,684	$1,479,684	$31,780,980
Materials	—	175,680	—	—	257,610	3,400,000
Industrials	17,912	649,478	3,049,134	1,159,603	3,070,420	62,498,979
Consumer Discretionary	33,673	599,070	931,755	1,060,711	1,729,711	32,045,090
Consumer Staples	91,492	671,048	424,807	1,027,019	121,014	6,982,800
Health Care	32,437	476,226	—	380,779	—	6,367,240
Financials	—	—	685,868	830,637	179,949	14,292,044
Information Technology	38,306	530,856	629,312	939,714	—	—
Telecommunication Services	33,820	499,855	—	—	—	4,980,000
Utilities	84,717	545,725	—	—	—	—

Preferred Stock
Financials	—	74,670	—	—	—	—
Level 1 Total	362,732	4,573,103	6,958,712	5,579,147	6,838,388	162,347,133

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	4,837,327	2,872,792	—	—	—
U.S. Government Fixed Income Securities	1,260,120	—	—	—	—	—
Short Term Investments
Money Market	24,521	540,248	44,449	1,681	—	919,432
U.S. Treasury Bill	399,992	—	—	—	—	—

Level 2 Total	1,684,633	5,377,575	2,917,241	1,681	—	919,432

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$2,047,365	$9,950,678	$9,875,953	$5,580,828	$6,838,388	$163,266,565

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended September 30, 2013. In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures about Fair Value Measurements,” which amended Accounting Standard Codification 820 (“Topic 820”) and required entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2013, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Item 2.                   Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                   Exhibits.

(a)   Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 27, 2013

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 27, 2013